FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	$ 485,396	$ 55,723
Money market funds		537,615
Short-term investments	42,320	102,324
Time deposits - non-current		216
Available-for-sale investments - non-current	42,582	56,418
2017 Convertible Notes		(29,481)
Other current assets	17,288
Share appreciation rights	(7,935)	(1,500)
Total liabilities, net, at fair value	579,651	721,315
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	485,396	55,723
Money market funds		537,615
Short-term investments	21,891	30,324
Time deposits - non-current		216
Available-for-sale investments - non-current	4,993	0
2017 Convertible Notes		0
Other current assets	0
Share appreciation rights	(7,935)	(1,500)
Total liabilities, net, at fair value	504,345	622,378
Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	0	0
Money market funds		0
Short-term investments	0	0
Time deposits - non-current		0
Available-for-sale investments - non-current	0	0
2017 Convertible Notes		0
Other current assets	0
Share appreciation rights	0	0
Total liabilities, net, at fair value	0	0
Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	0	0
Money market funds		0
Short-term investments	20,429	72,000
Time deposits - non-current		0
Available-for-sale investments - non-current	37,589	56,418
2017 Convertible Notes		(29,481)
Other current assets	17,288
Share appreciation rights	0	0
Total liabilities, net, at fair value	$ 75,306	$ 98,937